Basis of Presentation and Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified			6 Months Ended				1 Months Ended							1 Months Ended					0 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Antero Finance	Jun. 30, 2013 Antero Resources LLC	Jun. 30, 2013 9.375% senior notes due 2017	Dec. 31, 2012 9.375% senior notes due 2017	Dec. 31, 2011 9.375% senior notes due 2017	Jan. 31, 2010 9.375% senior notes due 2017 Antero Finance	Nov. 30, 2009 9.375% senior notes due 2017 Antero Finance	Jun. 30, 2013 9.375% senior notes due 2017 Antero Finance	Dec. 31, 2012 9.375% senior notes due 2017 Antero Finance	Jun. 30, 2013 7.25% senior notes due 2019	Dec. 31, 2012 7.25% senior notes due 2019	Dec. 31, 2011 7.25% senior notes due 2019	Aug. 31, 2011 7.25% senior notes due 2019 Antero Finance	Jun. 30, 2013 7.25% senior notes due 2019 Antero Finance	Dec. 31, 2012 7.25% senior notes due 2019 Antero Finance	Jun. 30, 2013 6.00% senior notes due 2020	Dec. 31, 2012 6.00% senior notes due 2020	Feb. 04, 2013 6.00% senior notes due 2020 Antero Finance	Nov. 19, 2012 6.00% senior notes due 2020 Antero Finance	Jun. 30, 2013 6.00% senior notes due 2020 Antero Finance	Dec. 31, 2012 6.00% senior notes due 2020 Antero Finance
Guarantees
Senior notes issued							$ 150	$ 375						$ 400					$ 225	$ 300
Interest rate (as a percent)				9.375%	9.375%	9.375%			9.375%	9.375%	7.25%	7.25%	7.25%		7.25%	7.25%	6.00%	6.00%			6.00%	6.00%
Amount of independent assets			0
Amount of independent operations			$ 0
Ownership percentage		100.00%
Restricted assets of wholly owned subsidiaries as percentage of net assets considered for transfer to the parent company, maximum	25.00%